Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Disclosure - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Disclosure [Line Items]
Short-term investment (including restricted)	$ 4,988,772	$ 4,703,323
Level 1 [Member]
Schedule of Fair Value Disclosure [Line Items]
Short-term investment (including restricted)
Level 2 [Member]
Schedule of Fair Value Disclosure [Line Items]
Short-term investment (including restricted)	4,988,772	4,703,323
Level 3 [Member]
Schedule of Fair Value Disclosure [Line Items]
Short-term investment (including restricted)